FINANCIAL INSTRUMENTS BY CATEGORY - ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Categories of financial assets [abstract]
Long-term receivable (Note 16)	¥ 28,354	$ 4,124		¥ 31,274
Trade and other receivables excluding prepayments (Notes 19 and 20)	4,172,882			4,417,317
Short-term deposits	109,000	15,853		108,000
Cash and cash equivalents (Note 21)	1,738,753	252,891		1,160,515	$ 168,791		¥ 1,359,656	¥ 2,220,803
FVOCI (Note15)	321,246			0
Available-for-sale investments (Note 15(e))	0	$ 0	¥ 0	296,414
Total	¥ 6,370,235			¥ 6,013,520

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .